Organization and Business Description (Details)					12 Months Ended
	Oct. 10, 2025 USD ($)	Jul. 06, 2025 USD ($)	Jul. 06, 2025 CNY (¥)	Mar. 19, 2025 USD ($)	Sep. 30, 2025 USD ($) segment
Organization and Business Description [Line Items]
Consideration amount					$ 6,062,649
Description of segment reporting					the Company’s chief operating decision makers (“CODM”) have been identified as the Company’s executive officers, who review consolidated results when making decisions about allocating resources and assessing performance of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]					Executive officers
Number of Reportable Segments (in segment) | segment					2
Number of Operating Segments (in segment) | segment					2
Gongyu Education [Member]
Organization and Business Description [Line Items]
Consideration amount		$ 702,346	¥ 5,000,000
Fuyouyuan [Member]
Organization and Business Description [Line Items]
Equity interests price
Fuyang [Member]
Organization and Business Description [Line Items]
Equity interests price
Golden Sun Wenzho [Member]
Organization and Business Description [Line Items]
Equity interests		100.00%	100.00%